Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

We utilize fair value measurements to record or disclose the fair value on certain assets and liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability through an orderly transaction between market participants at the measurement date. The determination of fair values of financial instruments often requires the use of estimates. In cases where quoted market values in an active market are not available, we use present value techniques and other valuation methods to estimate the fair values of our financial instruments. These valuation models rely on market-based parameters when available, such as interest rate yield curves or credit spreads. Unobservable inputs may be based on management's judgment, assumptions and estimates related to credit quality, our future earnings, interest rates and other relevant inputs. These valuation methods require considerable judgment and the resulting estimates of fair value can be significantly affected by the assumptions made and methods used. Refer to Note 24 to the consolidated financial statements of the Annual Report on Form 10-K for the year ended December 31, 2015 for a description of our valuation methodologies and information about the fair value hierarchy.

Assets and liabilities measured at fair value on a recurring basis.

The following tables present the financial instruments carried at fair value as of September 30, 2016 and December 31, 2015, by caption on the Consolidated Statement of Financial Condition and by level in the valuation hierarchy.

	Level 1	Level 2	Level 3	Total Fair Value
September 30, 2016	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$510	$—	$510
Agency - Residential	—	573	—	573
Municipal obligations	—	32	—	32
Loans held-for-sale
Residential first mortgage loans	—	3,352	—	3,352
Loans held-for-investment
Residential first mortgage loans	—	8	—	8
Second mortgage loans	—	—	41	41
HELOC loans	—	—	31	31
Mortgage servicing rights	—	—	302	302
Derivative assets
Rate lock commitments	—	—	63	63
U.S. Treasury, swap and euro dollar futures	1	—	—	1
Mortgage backed securities forwards	—	2	—	2
Interest rate swaps and swaptions	—	53	—	53
Total derivative assets	1	55	63	119
Total assets at fair value	$1	$4,530	$437	$4,968
Derivative liabilities
Interest rate swap on FHLB advances	$—	$(52)	$—	$(52)
Mortgage backed securities forwards	—	(24)	—	(24)
Interest rate swaps and swaptions	—	(17)	—	(17)
Total derivative liabilities	—	(93)	—	(93)
Warrant liabilities	—	(10)	—	(10)
DOJ litigation settlement	—	—	(60)	(60)
Total liabilities at fair value	$—	$(103)	$(60)	$(163)

	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2015	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$766	$—	$766
Agency - Residential	—	514	—	514
Municipal obligations	—	14	—	14
Loans held-for-sale
Residential first mortgage loans	—	2,541	—	2,541
Loans held-for-investment
Residential first mortgage loans	—	6	—	6
Second mortgage loans	—	—	42	42
HELOC loans	—	—	64	64
Mortgage servicing rights	—	—	296	296
Derivative assets
Rate lock commitments	—	—	26	26
Mortgage backed securities forwards	—	7	—	7
Interest rate swaps and swaptions	—	25	—	25
Total derivative assets	—	32	26	58
Total assets at fair value	$—	$3,873	$428	$4,301
Derivative liabilities
U.S. Treasury, swap and euro dollar futures	$(1)	$—	$—	$(1)
Mortgage backed securities forwards	—	(6)	—	(6)
Interest rate swap on FHLB advances	—	(4)	—	(4)
Interest rate swaps	—	(7)	—	(7)
Total derivative liabilities	(1)	(17)	—	(18)
Warrant liabilities	—	(8)	—	(8)
DOJ litigation settlement	—	—	(84)	(84)
Total liabilities at fair value	$(1)	$(25)	$(84)	$(110)

We had no transfers of assets or liabilities recorded at fair value between fair value levels during the nine months ended September 30, 2016 and 2015.

We utilized swaptions, swap and euro dollars futures, forward agency and loan sales and interest rate swaps to manage the risk associated with mortgage servicing rights and rate lock commitments. Gains and losses for individual lines in the tables do not reflect the effect of our risk management activities related to such level 3 instruments.

Fair value measurements using significant unobservable inputs

The tables below include a roll forward of the Consolidated Statement of Financial Condition amounts for the three and nine months ended September 30, 2016 and 2015 (including the change in fair value) for financial instruments classified by us within level 3 of the valuation hierarchy:

		Recorded in Earnings		Recorded in OCI
Three Months Ended September 30, 2016	Balance at Beginning of Period	Total Unrealized Gains / (Losses)	Total Realized Gains / (Losses)	Total Unrealized Gains / (Losses)	Purchases / Originations	Sales	Settlements	Transfers In (Out)	Balance at End of Period
Assets	(Dollars in millions)
Loans held-for-investment
Second mortgage loans	$38	$(2)	$—	$—	$—	$—	$(3)	$8	$41
HELOC loans	44	6	—	—	—	—	(11)	(8)	31
Mortgage servicing rights	301	(33)	—	—	51	(17)	—	—	302
Totals	$383	$(29)	$—	$—	$51	$(17)	$(14)	$—	$374
Liabilities
DOJ litigation settlement	$(84)	$24	$—	$—	$—	$—	$—	$—	$(60)
Derivative financial instruments (net)
Rate lock commitments	$82	$33	$—	$—	$116	$(150)	$(18)	$—	$63

Three Months Ended September 30, 2015
Assets
Other investments	$100	$—	$—	$—	$—	$—	$—	$—	$100
Loans held-for-investment
Second mortgage loans	48	—	—	—	—	—	(3)	—	45
HELOC loans	93	2	—	—	—	—	(15)	—	80
Mortgage servicing rights	317	(24)	—	—	74	(73)	—	—	294
Totals	$558	$(22)	$—	$—	$74	$(73)	$(18)	$—	$519
Liabilities
Long-term debt	$(36)	$—	$—	$—	$—	$—	$4	$—	$(32)
DOJ litigation settlement	(84)	—	—	—	—	—	—	—	(84)
Totals	$(120)	$—	$—	$—	$—	$—	$4	$—	$(116)
Derivative financial instruments (net)
Rate lock commitments	$30	$53	$—	$—	$81	$(104)	$(16)	$—	$44

		Recorded in Earnings		Recorded in OCI
Nine Months Ended September 30, 2016	Balance at Beginning of Period	Total Unrealized Gains / (Losses)	Total Realized Gains / (Losses)	Total Unrealized Gains / (Losses)	Purchases / Originations	Sales	Settlements	Transfers In (Out)	Balance at End of Period
Assets	(Dollars in millions)
Loans held-for-investment
Second mortgage loans	$42	$(1)	$—	$—	$—	$—	$(8)	8	41
HELOC loans	64	3	—	—	—	—	(28)	(8)	31
Mortgage servicing rights	296	(126)	—	—	173	(41)	—	—	302
Totals	$402	$(124)	$—	$—	$173	$(41)	$(36)	$—	$374
Liabilities
DOJ litigation	$(84)	$24	$—	$—	$—	$—	$—	—	$(60)
Derivative financial instruments (net)
Rate lock commitments	$26	$153	$—	$—	$303	$(371)	$(48)	$—	$63

Nine Months Ended September 30, 2015
Assets
Other investments	$100	$—	$—	$—	$—	$—	$—	$—	$100
Investment securities available-for-sale
Municipal obligation	2	—	—	—	—	—	(2)	—	—
Loans held-for-investment
Second mortgage loans	53	2	1	—	—	—	(11)	—	45
HELOC loans	132	(4)	—	—	—	—	(48)	—	80
Mortgage servicing rights	258	(40)	—	—	220	(144)	—	—	294
Totals	$545	$(42)	$1	$—	$220	$(144)	$(61)	$—	$519
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$24	$31	$—	$(32)
DOJ litigation	(82)	(2)	—	—	—	—	—	—	(84)
Totals	$(166)	$(2)	$(3)	$—	$—	$24	$31	$—	$(116)
Derivative financial instruments (net)
Rate lock commitments	$31	$60	$—	$—	$272	$(276)	$(43)	$—	$44

The following tables present the quantitative information about recurring level 3 fair value financial instruments and the fair value measurements as of September 30, 2016 and December 31, 2015:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
September 30, 2016	(Dollars in millions)
Assets
Second mortgage loans	$41	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	8.0% - 12.0% (10.0%) 10.9% - 16.4% (13.6%) 2.7% - 4.1% (3.4%)
HELOC loans	$31	Discounted cash flows	Discount rate	6.6% - 9.9% (8.2%)
Mortgage servicing rights	$302	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	7.4% - 11.0% (9.2%) 12.8% - 18.5% (15.7%) $57 - $85 ($71)
Liabilities
DOJ litigation settlement	$(60)	Discounted cash flows	Discount rate	5.7% - 8.5% (7.1%)
Derivative financial instruments
Rate lock commitments	$63	Consensus pricing	Origination pull-through rate	66.6% - 99.9% (83.3%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Assets
Second mortgage loans	$42	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%)13.5% - 20.2% (16.9%) 2.6% - 4.0% (3.3%)
HELOC loans	$64	Discounted cash flows	Discount rate	6.8% - 10.1% (8.4%)
Mortgage servicing rights	$296	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.6% - 9.9% (8.2%) 10.3% - 14.8% (12.6%) $57 - $86 ($72)
Liabilities
DOJ litigation settlement	$(84)	Discounted cash flows	Discount rate	4.9% - 9.5% (7.2%)
Derivative financial instruments
Rate lock commitments	$26	Consensus pricing	Origination pull-through rate	67.6% - 101.5% (84.6%)

Recurring Significant Unobservable Inputs

The significant unobservable inputs used in the fair value measurement of the second mortgage loans are discount rates, constant prepayment rates, and default rates. The constant prepayment and default rates are based on a 12 month historical average. Significant increases (decreases) in the discount rate in isolation would result in a significantly lower (higher) fair value measurement. Increases (decreases) in prepay rates in isolation result in a higher (lower) fair value and increases (decreases) in default rates in isolation result in a lower (higher) fair value.

The HELOC loans are valued utilizing a loan-level discounted cash flow model which projects expected cash flows given three potential outcomes: (1) paid-in-full at scheduled maturity, (2) default at scheduled maturity (foreclosure), and (3) modification at scheduled maturity into an amortizing HELOC. Loans are placed into the potential outcome buckets based on their underlying current delinquency, FICO scores and property CLTV all of which are unobservable inputs. Estimated cash flows are then discounted back using an unobservable discount rate. Loans within the loan portfolios contain FICO scores with a minimum of 447, maximum of 816, and a weighted average of 665. For the loans, increases (decreases) in the discount rate, in isolation, would lower (higher) the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the MSRs are option adjusted spreads, prepayment rates, and cost to service. Significant increases (decreases) in all three assumptions in isolation would result in a significantly lower (higher) fair value measurement. Additionally, the key economic assumptions used in determining the fair value of MSRs capitalized during the three and nine months ended September 30, 2016 and 2015 periods were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Weighted average life (in years)	6.7	7.9	6.9	7.9
Weighted average constant prepayment rate	13.4%	11.0%	13.5%	11.2%
Weighted average option adjusted spread	11.8%	8.9%	9.5%	8.7%

The key economic assumptions reflected in the overall fair value of the entire portfolio of MSRs were as follows:

	September 30, 2016	December 31, 2015
Weighted average life (in years)	6.0	7.3
Weighted average constant prepayment rate	15.7%	12.6%
Weighted average option adjusted spread	9.2%	8.2%

The significant unobservable input used in the fair value measurement of the DOJ litigation settlement is the discount rate. Significant increases (decreases) in the discount rate in isolation could result in a marginally lower (higher) fair value measurement. For further information on the fair value inputs related to the DOJ litigation, see Note 16 of the Notes to the Consolidated Financial Statements, herein.

The significant unobservable input used in the fair value measurement of the rate lock commitments is the pull through rate. The pull through rate is a statistical analysis of our actual rate lock fallout history to determine the sensitivity of the residential mortgage loan pipeline compared to interest rate changes and other deterministic values. New market prices are applied based on updated loan characteristics and new fallout ratios (i.e., the inverse of the pull through rate) are applied accordingly. Significant increases (decreases) in the pull through rate in isolation would result in a significantly higher (lower) fair value measurement.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

We also have assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets are measured at the lower of cost or market and had a fair value below cost at the end of the period as summarized below:

	Total (1)	Level 2	Level 3
	(Dollars in millions)
September 30, 2016
Loans held-for-sale (2)	$10	$10	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	22	—	22
Commercial and industrial loans	1	—	1
Repossessed assets (4)	15	—	15
Totals	$48	$10	$38
December 31, 2015
Loans held-for-sale (2)	$8	$8	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	40	—	40
Commercial real estate loans	2	—	2
Repossessed assets (4)	17	—	17
Totals	$67	$8	$59

(1)	The fair values are obtained at various dates during the nine months ended September 30, 2016 and the year ended December 31, 2015, respectively.

(2)
We recorded less than $1 million in fair value losses on loans held-for-sale for which we did not elect the fair value option (included in interest income on the Consolidated Statements of Operations) during both the three and nine months ended September 30, 2016, respectively, compared to less than $1 million in fair value losses on loans held-for-sale during both the three and nine months ended September 30, 2015, respectively.

(3)
We recorded $11 million and $31 million in fair value losses on impaired loans (included in provision (benefit) for loan losses on Consolidated Statements of Operations) during the three and nine months ended September 30, 2016, respectively, compared to $20 million and $76 million in fair value losses on impaired loans during the three and nine months ended September 30, 2015, respectively.

(4)
We recorded zero and $2 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets during the three and nine months ended September 30, 2016, respectively, and recognized net gain of $1 million and $2 million on sales of repossessed assets (both write downs and net gains/losses are included in assets resolution expense on the Consolidated Statements of Operations) during the three and nine months ended September 30, 2016. We recorded $1 million and $2 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets during the three and nine months ended September 30, 2015, respectively, and recognized a net gain of $1 million and $2 million on sales of repossessed assets during the three and nine months ended September 30, 2015, respectively.

The following tables present the quantitative information about nonrecurring level 3 fair value financial instruments and the fair value measurements as of September 30, 2016 and December 31, 2015:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
September 30, 2016	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$22	Fair value of collateral	Loss severity discount	23% - 28% (25.6%)
Commercial and industrial loans	$1	Fair value of collateral	Loss severity discount	50% - 55% (53.4%)
Repossessed assets	$15	Fair value of collateral	Loss severity discount	35% - 98% (61.7%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$40	Fair value of collateral	Loss severity discount	35% - 45% (35.2%)
Commercial real estate loans	$2	Fair value of collateral	Loss severity discount	45% - 55% (50.1%)
Repossessed assets	$17	Fair value of collateral	Loss severity discount	16% - 100% (48.7%)

Nonrecurring Significant Unobservable Inputs

The significant unobservable inputs used in the fair value measurement of the impaired loans and repossessed assets are appraisals or other third-party price evaluations which incorporate measures such as recent sales prices for comparable properties.

Fair Value of Financial Instruments

The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost:

	September 30, 2016
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$174	$174	$174	$—	$—
Investment securities available-for-sale	1,115	1,115	—	1,115	—
Investment securities held-to-maturity	1,156	1,177	—	1,177	—
Loans held-for-sale	3,393	3,394	—	3,394	—
Loans with government guarantees	404	391	—	391	—
Loans held-for-investment, net	6,147	6,134	—	8	6,126
Repossessed assets	15	15	—	—	15
Federal Home Loan Bank stock	172	172	—	172	—
Mortgage servicing rights	302	302	—	—	302
Bank owned life insurance	269	269	—	269	—
Other assets, foreclosure claims	152	152	—	152	—
Derivative financial instruments, assets	119	119	1	55	63
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,204)	$(4,961)	$—	$(4,961)	$—
Certificates of deposit	(1,083)	(1,095)	—	(1,095)	—
Government deposits	(1,176)	(1,158)	—	(1,158)	—
Company controlled deposits	(1,908)	(1,839)	—	(1,839)	—
Federal Home Loan Bank advances	(2,482)	(2,450)	—	(2,450)	—
Other long-term debt	(493)	(257)	—	(257)	—
Warrant liabilities	(10)	(10)	—	(10)	—
DOJ litigation settlement	(60)	(60)	—	—	(60)
Derivative financial instruments, liabilities	(93)	(93)	—	(93)	—

	December 31, 2015
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$208	$208	$208	$—	$—
Investment securities available-for-sale	1,294	1,294	—	1,294	—
Investment securities held-to-maturity	1,268	1,262	—	1,262	—
Loans held-for-sale	2,576	2,578	—	2,578	—
Loans with government guarantees	485	469	—	469	—
Loans held-for-investment, net	6,165	6,121	—	6	6,115
Repossessed assets	17	17	—	—	17
Federal Home Loan Bank stock	170	170	—	170	—
Mortgage servicing rights	296	296	—	—	296
Bank owned life insurance	178	178	—	178	—
Other assets, foreclosure claims	210	210	—	210	—
Other investments	—	—	—	—	—
Derivative Financial Instruments
Derivative financial instruments, assets	58	58	—	32	26
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,008)	$(4,744)	$—	$(4,744)	$—
Certificates of deposit	(826)	(833)	—	(833)	—
Government deposits	(1,062)	(1,045)	—	(1,045)	—
Company controlled deposits	(1,039)	(947)	—	(947)	—
Federal Home Loan Bank advances	(3,541)	(3,543)	—	(3,543)	—
Long-term debt	(247)	(89)	—	(89)	—
Warrant liabilities	(8)	(8)	—	(8)	—
DOJ litigation settlement	(84)	(84)	—	—	(84)
Derivative financial instruments, liabilities	(18)	(18)	(1)	(17)	—

The methods and assumptions used by us in estimating fair value of financial instruments which are required for disclosure only, are as follows:

Cash and cash equivalents. Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Investment securities held-to-maturity. Fair values are generated using market inputs, where possible, including quoted prices (the closing price in an exchange market), bid prices (the price at which a buyer stands ready to purchase), and other market information.

Loans with government guarantees. The fair value is estimated by using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Loans held-for-investment. The fair value is estimated using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Federal Home Loan Bank stock. No secondary market exists for Federal Home Loan Bank stock. The stock is bought and sold at par by the Federal Home Loan Bank. Management believes that the recorded value equals the fair value.

Bank owned life insurance. The fair value of bank owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies.

Other assets, foreclosure claims. The fair value of foreclosure claims with government guarantees approximates the carrying amount.

Deposit accounts. The fair value of deposits with no defined maturity is estimated based on a discounted cash flow model that incorporates current market rates for similar products and expected attrition. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for certificates of deposit with similar remaining maturities.

Federal Home Loan Bank advances. Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of the existing debt.

Long-term debt. The fair value of the long-term debt is estimated based on a discounted cash flow model that incorporates current borrowing rates for similar types of borrowing arrangements.

Fair Value Option

We elected the fair value option for certain items as discussed throughout the Notes to the Consolidated Financial Statements to mitigate a divergence between accounting losses and economic exposure. Interest income on loans held-for-sale is accrued on the principal outstanding primarily using the "simple-interest" method.

The following table reflects the change in fair value included in earnings of financial instruments for which the fair value option has been elected:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Assets	(Dollars in millions)
Loans held-for-sale
Net gain on loan sales	$151	$134	$440	$276
Loans held-for-investment
Interest income on loans	$—	$1	$(2)	$4
Other noninterest income	—	(1)	—	(35)
Liabilities
Long-term debt
Other noninterest income	$—	$3	$—	$28
Litigation settlement
Other noninterest income	$24	$—	$24	$2
Other noninterest (expense)	$—	$—	$—	$(2)

The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding as of September 30, 2016 and December 31, 2015 for assets and liabilities for which the fair value option has been elected:

	September 30, 2016			December 31, 2015
	(Dollars in millions)
	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance
Assets
Nonaccrual loans
Loans held-for-sale	$2	$2	$—	$1	$—	$(1)
Loans held-for-investment	18	12	(6)	21	10	(11)
Total nonaccrual loans	$20	$14	$(6)	$22	$10	$(12)
Other performing loans
Loans held-for-sale	$3,217	$3,350	$133	$2,451	$2,541	$90
Loans held-for-investment	81	68	(13)	112	101	(11)
Total other performing loans	$3,298	$3,418	$120	$2,563	$2,642	$79
Total loans
Loans held-for-sale	$3,219	$3,352	$133	$2,452	$2,541	$89
Loans held-for-investment	99	80	(19)	133	111	(22)
Total loans	$3,318	$3,432	$114	$2,585	$2,652	$67
Liabilities
Litigation settlement (1)	$(118)	$(60)	$58	$(118)	$(84)	$34

(1)	We are obligated to pay $118 million in installment payments upon meeting certain performance conditions.

Fair Value Measurements

The Company utilizes fair value measurements to record or disclose the fair value on certain assets and liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability through an orderly transaction between market participants at the measurement date. The determination of fair values of financial instruments often requires the use of estimates. In cases where quoted market values in an active market are not available, the Company uses present value techniques and other valuation methods to estimate the fair values of its financial instruments. These valuation models rely on market-based parameters when available, such as interest rate yield curves or credit spreads. Unobservable inputs may be based on management's judgment, assumptions and estimates related to credit quality, the Company's future earnings, interest rates and other relevant inputs. These valuation methods require considerable judgment and the resulting estimates of fair value can be significantly affected by the assumptions made and methods used.

Valuation Hierarchy

U.S. GAAP establishes a three-level valuation hierarchy for disclosure of fair value measurements. The hierarchy is based on the transparency of the inputs used in the valuation process with the highest priority given to quoted prices available in active markets and the lowest priority to unobservable inputs where no active market exists, as discussed below.

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Company can participate as of the measurement date;

Level 2 - Quoted prices for similar instruments in active markets, and other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

Level 3 - Unobservable inputs that reflect the Company's own assumptions about the assumptions that market participants would use in pricing and asset or liability.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input within the valuation hierarchy that is significant to the overall fair value measurement. Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value as of December 31, 2015 and 2014, by caption on the Consolidated Statements of Financial Condition and by the valuation hierarchy (as described above).

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$766	$—	$766
Agency - Residential	—	514	—	514
Municipal obligations	—	14	—	14
Loans held-for-sale
Residential first mortgage loans	—	2,541	—	2,541
Loans held-for-investment
Residential first mortgage loans	—	6	—	6
Second mortgage loans	—	—	42	42
HELOC loans	—	—	64	64
Mortgage servicing rights	—	—	296	296
Derivative assets
Rate lock commitments	—	—	26	26
Mortgage backed securities forwards	—	7	—	7
Interest rate swaps and swaptions	—	25	—	25
Total derivative assets	—	32	26	58
Total assets at fair value	$—	$3,873	$428	$4,301
Derivative liabilities
U.S. Treasury and euro dollar futures	$(1)	$—	$—	$(1)
Forward agency and loans sales	—	(6)	—	(6)
Interest rate swap on FHLB advances	—	(4)	—	(4)
Interest rate swaps	—	(7)	—	(7)
Total derivative liabilities	(1)	(17)	—	(18)
Warrant liabilities	—	(8)	—	(8)
DOJ litigation settlement	—	—	(84)	(84)
Total liabilities at fair value	$(1)	$(25)	$(84)	$(110)

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$540	$—	$540
Agency - Residential	—	1,130	—	1,130
Municipal obligations	—	—	2	2
Loans held-for-sale
Residential first mortgage loans	—	1,196	—	1,196
Loans held-for-investment
Residential first mortgage loans	—	26	—	26
Second mortgage loans	—	—	53	53
HELOC loans	—	—	132	132
Mortgage servicing rights	—	—	258	258
Derivative assets
U.S. Treasury and euro dollar futures	7	—	—	7
Rate lock commitments	—	—	31	31
Mortgage backed securities forwards	2	—	—	2
Interest rate swaps	—	6	—	6
Total derivative assets	9	6	31	46
Other investments	—	—	100	100
Total assets at fair value	$9	$2,898	$576	$3,483
Derivative liabilities
Forward agency and loan sales	$—	$(13)	$—	$(13)
U.S. Treasury and euro dollar futures	(1)	—	—	(1)
Interest rate swaps	—	(6)	—	(6)
Total derivative liabilities	(1)	(19)	—	(20)
Warrant liabilities	—	(6)	—	(6)
Long-term debt	—	—	(84)	(84)
DOJ litigation settlement	—	—	(82)	(82)
Total liabilities at fair value	$(1)	$(25)	$(166)	$(192)

The Company had no transfers of assets or liabilities recorded at fair value between fair value levels during the year ended December 31, 2015. The Company transferred $4 million of municipal obligation to Level 3 from Level 2 in the valuation hierarchy during the year ended December 31, 2014. The municipal obligation was historically priced using Level 2 inputs and was transferred into a Level 3 asset due to the obligation not being a readily marketable security. The Company had no other transfers during the year ended December 31, 2014. The Company had no transfers of assets or liabilities recorded at fair value between fair value levels during the year ended December 31, 2013.

The Company utilized US Treasury future, forward agency and loan sales and interest rate swaps to manage the risk associated with mortgage servicing rights and rate lock commitments. The assets and/or liabilities transferred are valued at the end of the period. Gains and losses for individual lines in the tables do not reflect the effect of the Company's risk management activities related to such level 3 instruments.

Fair Value Measurements Using Significant Unobservable Inputs

The tables below include a roll forward of the Consolidated Statements of Financial Condition amounts for the years ended December 31, 2015, 2014 and 2013 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy.

Year Ended December 31, 2015	Balance at Beginning of Year	Recorded in Earnings		Recorded in OCI	Purchases / Originations	Sales	Settlement	Transfers In (Out)	Balance at End of Year	Changes In Unrealized Held at End of Year
		Total Unrealized Gains/ (Losses)	Total Realized Gains/ (Losses)	Total Unrealized Gains/ (Losses)
	(Dollars in millions)
Assets
Investment securities available-for-sale
Municipal obligation	$2	$—	$—	$—	$—	$—	$(2)	$—	$—	$—
Loans held-for-investment
Second mortgage loans	53	2	1	—	—	—	(14)	—	42	2
HELOC loans	132	(4)	(1)	—	—	—	(63)	—	64	5
Mortgage servicing rights	258	(46)	—	—	260	(176)	—	—	296	3
Other investments	100	—	—	—	—	—	(100)	—	—	—
Totals	$545	$(48)	$—	$—	$260	$(176)	$(179)	$—	$402	$10
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$52	$35	$—	$—	$—
DOJ litigation	(82)	(2)	—	—	—	—	—	—	(84)	(2)
Totals	$(166)	$(2)	$(3)	$—	$—	$52	$35	$—	$(84)	$(2)
Derivative financial instruments (net)
Rate lock commitments	$31	$60	$—	$—	$330	$(342)	$(53)	$—	$26	$32
Year Ended December 31, 2014
Assets
Investment securities available-for-sale
Municipal obligation	$—	$—	$—	$—	$—	$—	$(2)	$4	$2	$—
Loans held-for-investment
Second mortgage loans	65	2	2	—	—	—	(16)	—	53	2
HELOC loans	155	(3)	2	—	1	—	(23)	—	132	(26)
Mortgage servicing rights	285	(67)	—	—	271	(231)	—	—	258	(27)
Other investments	—	—	—	—	100	—	—	—	100	—
Totals	$505	$(68)	$4	$—	$372	$(231)	$(41)	$4	$545	$(51)
Liabilities
Long-term debt	$(106)	$—	$(7)	$—	$—	$—	$29	$—	$(84)	$—
Litigation settlement	(93)	11	—	—	—	—	—	—	(82)	11
Totals	$(199)	$11	$(7)	$—	$—	$—	$29	$—	$(166)	$11
Derivative financial instruments (net)
Rate lock commitments	$10	$154	$—	$—	$273	$(353)	$(53)	$—	$31	$34
Year Ended December 31, 2013
Assets
Investment securities available-for-sale
Mortgage securitization	$91	$—	$(9)	$1	$—	$(73)	$(10)	$—	$—	$—
Loans held-for-investment
Second mortgage loans	—	1	(6)	—	80	—	(10)	—	65	14
HELOC loans	—	(8)	11	—	171	—	(19)	—	155	15
Transferors' interest	7	—	46	—	—	(53)	—	—	—	—
Mortgage servicing rights	711	105	—	—	541	(973)	(99)	—	285	19
Totals	$809	$98	$42	$1	$792	$(1,099)	$(138)	$—	$505	$48
Liabilities
Long-term debt	$—	$—	$(6)	$—	$(120)	$—	$20	$—	$(106)	$—
Litigation settlement	(19)	(74)	—	—	—	—	—	—	(93)	(74)
Totals	$(19)	$(74)	$(6)	$—	$(120)	$—	$20	$—	$(199)	$(74)
Derivative financial instruments (net)
Rate lock commitments	$86	$—	$(150)	$—	$377	$(241)	$(62)	$—	$10	$(18)

The following tables present the quantitative information about recurring Level 3 fair value financial instruments and the fair value measurements as of December 31, 2015 and 2014.

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Assets
Second mortgage loans	$42	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 13.5% - 20.2% (16.9%) 2.6% - 4.0% (3.3%)
HELOC loans	$64	Discounted cash flows	Discount rate	6.8% - 10.1% (8.4%)
Mortgage servicing rights	$296	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.6% - 9.9% (8.2%) 10.3% - 14.8% (12.6%) $57 - $86 ($72)
Liabilities
DOJ litigation settlement (2)	$(84)	Discounted cash flows	Discount rate	4.9% - 9.5% (7.2%)
Derivative financial instruments
Rate lock commitments	$26	Consensus pricing	Origination pull-through rate	67.6% - 101.5% (84.6%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2014	(Dollars in millions)
Assets
Second mortgage loans	$53	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 11.3% - 17.0% (14.2%) 2.4% - 3.6% (3.0%)
HELOC loans	$132	Discounted cash flows	Yield Constant prepayment rate Constant default rate Discount loss severity	8.0% - 12.0% (10.0%) 7.2% - 10.8% (9.0%) 6.6% - 9.9% (8.3%) 60.2% - 90.2% (75.2%)
Mortgage servicing rights	$258	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	7.1% - 10.7% (8.9%) 12.2% - 17.1% (15.0%) $67 - $88 ($78)
Liabilities
Long-term debt (1)	$(84)	Discounted cash flows	Discount rate Constant prepayment rate Weighted average life	6.4% - 9.6% (8.0%) 16.0% - 24.0% (20.0%) 0.5 - 0.7 (0.6)
DOJ litigation settlement (2)	$(82)	Discounted cash flows	Discount rate	6.4% - 11.0% (8.7%)
Derivative financial instruments
Rate lock commitments	$31	Consensus pricing	Origination pull-through rate	66.2% - 99.3% (82.7%)

(1)	In December 2015, the Company executed a clean-up call of long-term debt accounted for under the fair value option associated with the HELOC securitization trust.

(2)	Refer to Note 1 and Note 23 o for a further discussion of the fair value of the DOJ litigation settlement

Recurring Significant Unobservable Inputs

The significant unobservable inputs used in the fair value measurement of the second mortgage loans are discount rates, constant prepayment rates, and default rates. The constant prepayment and default rates are based on a 12 month historical average. Significant increases (decreases) in the discount rate in isolation would result in a significantly lower (higher) fair value measurement. Increases (decreases) in prepay rates in isolation result in a higher (lower) fair value and increases (decreases) in default rates in isolation result in a lower (higher) fair value.

Our HELOC loans are valued utilizing a loan-level discounted cash flow model which projects expected cash flows given three potential outcomes: (1) paid-in-full at scheduled maturity, (2) default at scheduled maturity (foreclosure), and (3) modification at scheduled maturity into an amortizing HELOAN. Loans are placed into the potential outcome buckets based on their underlying current delinquency, FICO scores and property CLTV all of which are unobservable inputs. Estimated cash flows are then discounted back using an unobservable discount rate. Loans within the HELOC portfolio contain FICO scores with a minimum of 446, maximum of 818, and a weighted average of 681. For the HELOC loans, increases (decreases) in the discount rate, in isolation, would lower (higher) the fair value measurement and increases (decreases) in the volume of loans expected to default in isolation, would lower (higher) the fair value measurement.

For the HELOC loan related debt carried at fair value in 2014, increases (decreases) in the discount rate in isolation would result in a lower (higher) fair value measurement; increases (decreases) in prepayment rates (based on three month historical average) in isolation results in a shorter (longer) weighted average life and ultimately a higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the MSRs are option adjusted spreads, prepayment rates, and cost to service. Significant increases (decreases) in all three assumptions in isolation would result in a significantly lower (higher) fair value measurement. Additionally, the key economic assumptions used in determining the fair value of MSRs capitalized during the years ended December 31, 2015, 2014 and 2013 were as follows.

	For the Years Ended December 31,
	2015	2014	2013
Weighted-average life (in years)	7.9	7.8	6.1
Weighted-average constant prepayment rate	11.3%	12.3%	13.8%
Weighted-average option adjusted spread	8.8%	9.4%	6.9%

The key economic assumptions reflected in the overall fair value of the MSRs were as follows.

	December 31,
	2015	2014	2013
Weighted-average life (in years)	7.3	6.6	7.3
Weighted-average constant prepayment rate	12.6%	15.0%	11.9%
Weighted-average option adjusted spread	8.2%	8.9%	7.7%

The significant unobservable input used in the fair value measurement of the rate lock commitments is the pull through rate. The pull through rate is a statistical analysis of the Company's actual rate lock fallout history to determine the sensitivity of the residential mortgage loan pipeline compared to interest rate changes and other deterministic values. New market prices are applied based on updated loan characteristics and new fallout ratios (i.e., the inverse of the pull through rate) are applied accordingly. Significant increases (decreases) in the pull through rate in isolation would result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the DOJ litigation settlement are future balance sheet and growth rate projections for overall discount rate, including asset growth, MSR growth, peer group return on assets and return on assets improvement. The current assumptions are based on management's approved, strategic performance targets beyond the current strategic modeling horizon (2015). Significant increases (decreases) in the discount rate in isolation could result in a marginally higher (lower) fair value measurement.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company also has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets are measured at the lower of cost or market and had a fair value below cost at the end of the period as summarized below.

	Total (1)	Level 2	Level 3
	(Dollars in millions)
December 31, 2015
Loans held-for-sale (2)	$8	$8	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	40	—	40
Commercial and industrial loans	2	—	2
Repossessed assets (4)	17	—	17
Totals	$67	$8	$59
December 31, 2014
Loans held-for-sale (2)	$27	$27	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	74	—	74
Repossessed assets (4)	19	—	19
Totals	$120	$27	$93

(1)	The fair values are obtained at various dates during the years ended December 31, 2015 and 2014, respectively.

(2)
The Company recorded $2 million, $4 million and $4 million in fair value losses on loans held-for-sale for which the Company did not elect the fair value option (included in interest income on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

(3)
The Company recorded $84 million, $49 million and $155 million in fair value losses on impaired loans held-for-investment for which the Company did not elect the fair value option (included in provision for loan losses on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

(4)
The Company recorded $2 million, $4 million and $10 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets, and recognized net losses of $2 million, $5 million and $26 million on sales of repossessed assets (both write downs and net gains/losses are included in assets resolution expense on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

The following tables present the quantitative information about nonrecurring Level 3 fair value financial instruments and the fair value measurements as of December 31, 2015.

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$40	Fair value of collateral	Loss severity discount	35% - 45% (35.2%)
Commercial and industrial loans	$2	Fair value of collateral	Loss severity discount	45% - 55% (50.1%)
Repossessed assets	$17	Fair value of collateral	Loss severity discount	16% - 100% (48.7%)

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
December 31, 2014	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$74	Fair value of collateral	Loss severity discount	35% - 47% (36.9%)
Repossessed assets	$19	Fair value of collateral	Loss severity discount	7% - 100% (45.4%)

Nonrecurring Significant Unobservable Inputs

The significant unobservable inputs used in the fair value measurement of the impaired loans and repossessed assets are appraisals or other third-party price evaluations which incorporate measures such as recent sales prices for comparable properties.
Fair Value of Financial Instruments

The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost.

	December 31, 2015
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$208	$208	$208	$—	$—
Investment securities available-for-sale	1,294	1,294	—	1,294	—
Investment securities held-to-maturity	1,268	1,262	—	1,262	—
Loans held-for-sale	2,576	2,578	—	2,578	—
Loans with government guarantees	485	469	—	469	—
Loans held-for-investment, net	6,165	6,121	—	6	6,115
Repossessed assets	17	17	—	—	17
Federal Home Loan Bank stock	170	170	—	170	—
Mortgage servicing rights	296	296	—	—	296
Bank owned life insurance	178	178	—	178	—
Other assets, foreclosure claims	210	210	—	210	—
Derivative financial instruments, assets	58	58	—	32	26
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,008)	$(4,744)	$—	$(4,744)	$—
Certificates of deposit	(826)	(833)	—	(833)	—
Government deposits	(1,062)	(1,045)	—	(1,045)	—
Company controlled deposits	(1,039)	(947)	—	(947)	—
Federal Home Loan Bank advances	(3,541)	(3,543)	—	(3,543)	—
Long-term debt	(247)	(89)	—	(89)	—
Warrant liabilities	(8)	(8)	—	(8)	—
DOJ litigation settlement	(84)	(84)	—	—	(84)
Derivative financial instruments, liabilities	(18)	(18)	(1)	(17)	—

	December 31, 2014
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$136	$136	$136	$—	$—
Investment securities available-for-sale	1,672	1,672	—	1,670	2
Loans held-for-sale	1,244	1,196	—	1,196	—
Loans with government guarantees	1,128	1,094	—	1,094	—
Loans held-for-investment, net	4,151	3,998	—	26	3,972
Repossessed assets	19	19	—	—	19
Federal Home Loan Bank stock	155	155	155	—	—
Mortgage servicing rights	258	258	—	—	258
Other investments	100	100	—	—	100
Derivative Financial Instruments
Interest rate swaps	6	6	—	6	—
U.S. Treasury futures	7	7	7	—	—
Rate lock commitments	31	31	—	—	31
Agency forwards	2	2	2	—	—
Liabilities
Retail deposits
Demand deposits and savings accounts	$(4,565)	$(4,291)	$—	$(4,291)	$—
Certificates of deposit	(813)	(816)	—	(816)	—
Government deposits	(918)	(884)	—	(884)	—
Company controlled deposits	(773)	(770)	—	(770)	—
Federal Home Loan Bank advances	(514)	(514)	(514)	—	—
Long-term debt	(331)	(172)	—	(88)	(84)
Warrant liabilities	(6)	(6)	—	(6)	—
DOJ litigation settlement	(82)	(82)	—	—	(82)
Derivative Financial Instruments
Interest rate swaps	(6)	(6)	—	(6)	—
U.S. Treasury futures	(1)	(1)	(1)	—	—
Forward agency and loan sales	(13)	(13)	—	(13)	—

The methods and assumptions used by the Company in estimating fair value of financial instruments which are required for disclosure only, are as follows:

Cash and cash equivalents. Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Investment securities held-to-maturity. Fair values are generated using market inputs, where possible, including quoted prices (the closing price in an exchange market), bid prices (the price at which a buyer stands ready to purchase), and other market information.

Loans with government guarantees. The fair value is estimated by using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Loans held-for-investment. The fair value is estimated using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Federal Home Loan Bank stock. No secondary market exists for Federal Home Loan Bank stock. The stock is bought and sold at par by the Federal Home Loan Bank. Management believes that the recorded value equals the fair value.

Bank owned life insurance. The fair value of bank owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies.

Other assets, foreclosure claims. The fair value of foreclosure claims with government guarantees approximates the carrying amount.

Deposit accounts. The fair value of deposits with no defined maturity is estimated based on a discounted cash flow model that incorporates current market rates for similar products and expected attrition. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for certificates of deposit with similar remaining maturities.

Federal Home Loan Bank advances. Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of the existing debt.

Long-term debt. The fair value of the long-term debt is estimated based on a discounted cash flow model that incorporates current borrowing rates for similar types of borrowing arrangements.

Fair Value Option

The Company elected the fair value option for certain items as discussed throughout the Notes to the Consolidated Financial Statements to mitigate a divergence between accounting losses and economic exposure. Interest income on loans held-for-sale is accrued on the principal outstanding primarily using the "simple-interest" method.

The following table reflects the change in fair value included in earnings of financial instruments for which the value option has been elected.

	For the Years Ended December 31,
	2015	2014	2013
Assets	(Dollars in millions)
Loans held-for-sale
Net gain on loan sales	$321	$401	$201
Other noninterest income	—	(2)	—
Loans held-for-investment
Other noninterest income	40	44	29
Liabilities
Long-term debt
Other noninterest income	$29	$22	$5
Litigation settlement
Other noninterest expense	(2)	11	(74)

The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding as of December 31, 2015, 2014 and 2013 for assets and liabilities for which the fair value option has been elected.

	December 31, 2015			December 31, 2014			December 31, 2013
	(Dollars in millions)
	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB
Assets
Nonaccrual loans
Loans held-for-sale	$1	$—	$(1)	$—	$—	$—	$—	$—	$—
Loans held-for-investment	21	10	(11)	11	5	(6)	11	4	(7)
Total nonaccrual loans	$22	$10	$(12)	$11	$5	$(6)	$11	$4	$(7)
Other performing loans
Loans held-for-sale	$2,451	$2,541	$90	$1,144	$1,196	$52	$1,110	$1,141	$31
Loans held-for-investment	112	101	(11)	225	206	(19)	257	234	(23)
Total other performing loans	$2,563	$2,642	$79	$1,369	$1,402	$33	$1,367	$1,375	$8
Total loans
Loans held-for-sale	$2,452	$2,541	$89	$1,144	$1,196	$52	$1,110	$1,141	$31
Loans held-for-investment	133	111	(22)	236	211	(25)	268	238	(30)
Total loans	$2,585	$2,652	$67	$1,380	$1,407	$27	$1,378	$1,379	$1
Liabilities
Long-term debt	$—	$—	$—	$(88)	$(84)	$4	$(117)	$(106)	$11
Litigation settlement	(118)	(84)	34	(118)	(82)	36	(118)	(93)	25

(1)	The Company is obligated to pay $118 million in installment payments upon meeting certain performance conditions.